Partners' Capital (Tables)	12 Months Ended
Dec. 31, 2014
Partners' Capital Notes [Abstract]
Incentive Distribution Percentage By Specified Target Level [Table Text Block]
Incentive Distribution Rights
Our general partner is entitled to incentive distributions if the amount we distribute to unitholders with respect to any quarter exceeds specified target levels shown below:

	Total Quarterly Distribution per unit (1)	Unitholders (1)	General Partner (1)
Minimum Quarterly Distribution	$0.3375	98%	2%
First Target Distribution	Up to $0.388125	98	2
Second Target Distribution	Above $0.388125 up to $0.421875	85	15
Third Target Distribution	Above $0.421875 up to $0.50625	75	25
Thereafter	Above $0.50625	50	50